Financial liabilities - Heights convertible notes (Details)					12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Aug. 24, 2023 EUR (€) shares € / shares	Aug. 20, 2023 EUR (€) closing installment tranche shares € / shares	Jul. 30, 2021 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Nov. 02, 2023 € / shares	Feb. 22, 2023 € / shares	Sep. 07, 2022 € / shares	Apr. 01, 2022 € / shares	Jul. 27, 2021 € / shares
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes					€ 55,841,000	€ 0	€ 24,913,000
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 30.55					€ 6.50	€ 8.36		€ 30.55
Repayments of convertible loan notes		€ 33,000,000			27,188,000	0	0
Day-one gain on recognition of financial liabilities					€ 212,000	€ 0	€ 0
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%			1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1	€ 1	€ 1		€ 1	€ 1	€ 1	€ 1			€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%			1.00%
Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%			1.00%
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 35,000,000	€ 35,000,000			€ 35,000,000
Heights convertible notes, tranche A | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	18,000	239,000
Heights convertible notes, tranche A | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	352,000	1,069,000
Heights convertible notes, tranche A | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(366,000)	(239,000)
Heights convertible notes, tranche A | Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ (364,000)	(80,000)
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity			€ 75,000,000
Borrowings, number of tranches | tranche			2
Convertible loan notes, nominal value			€ 100,000
Borrowings, interest rate			6.00%
Borrowings, number of quarterly installments | installment			16
Borrowings maturity, deferral period			3 months
Borrowings, percentage of market price			90.00%
Borrowings, market price, number of days with lowest daily VWAP			2 days
Borrowings, market price, number of trading days			5 days
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 14.4303
Conversion option, maximum period prior to maturity date			5 days
Day-one gain on recognition of financial liabilities			€ 2,359,000
Unrecognition day-one gain of financial liabilities					2,147,000
Heights convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Issuance price, percentage of discount to 15-day WVAP			15.00%
Early redemption amount, percentage of outstandong principal			120.00%
Heights convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 14.4303
Settlement in shares, percentage of fair market value			90.00%
Equity issuance, cash carve-out			€ 13,125,000
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes		€ 35,000,000
Number of convertible notes issued (in shares) | shares		350
Convertible loan notes, nominal value		€ 100,000
Borrowings, fixed conversion price | € / shares		€ 23.7674
Exercise price, percentage of premium		40.00%
Heights convertible notes, tranche B
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued (in shares) | shares			400
Convertible loan notes, nominal value			€ 100,000
Notional amount			€ 40,000,000
Exercise price, percentage of 15-day WVAP			130.00%
Heights convertible notes, tranche B | Minimum
Disclosure of detailed information about borrowings [line items]
Convertible loan notes, period			3 months
Convertible loan notes, number of separate closings | closing			2
Heights convertible notes, tranche B | Maximum
Disclosure of detailed information about borrowings [line items]
Convertible loan notes, period			1 year
Oceane
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes				€ 25,000,000
Borrowings, interest rate				6.00%
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 30.55
Repayments of convertible loan notes		€ 25,102,000			€ 25,000,000